RELATED PARTY TRANSACTIONS - Promissory Notes and Administrative Services Agreement (Details) - USD ($)				12 Months Ended
	Apr. 01, 2025	Mar. 05, 2025	Oct. 06, 2023	Dec. 31, 2025	Jan. 30, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Proceeds from promissory note				$ 417,000
Repayment of promissory note				548,671
Promissory note						$ 125,000
Advisor fee				250,000
Sponsor | Promissory notes | Promissory notes issued on October 6, 2023
RELATED PARTY TRANSACTIONS
Aggregate principal amount			$ 150,000
Proceeds from promissory note			$ 125,000
Repayment of promissory note	$ 125,000
Promissory note				0
Sponsor | Administrative services agreement
RELATED PARTY TRANSACTIONS
Monthly fees				15,000
Advisor fee				180,000
Amount of due				$ 15,000
Sponsor | Administrative services agreement | Promissory note issued on January 30, 2025
RELATED PARTY TRANSACTIONS
Aggregate principal amount					$ 417,000
Promissory note	0
Interest rate (as a percent)					12.00%
Principal payment	160,000	$ 257,000
Interest payment	$ 1,736	$ 4,935